TAX SITUATION (Details) - Regime	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Applicable tax rate	29.50%	29.50%	29.50%
Percentage of workers profit sharing	5.00%	5.00%	5.00%
Tax rate effect from change in tax rate	0.00%	23.80%	0.00%
Average effective tax rate	(31.15%)	49.06%	(27.14%)
Bolivia [Member]
Income Tax [Abstract]
Applicable tax rate	25.00%	25.00%
Percentage of additional rate if return on equity exceeds	6.00%
Tax rate effect from change in tax rate	25.00%
Average effective tax rate	50.00%
Chile [Member]
Income Tax [Abstract]
Number of tax regimes	2	2
Chile [Member] | Minimum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	4.00%
Chile [Member] | Maximum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	35.00%
Country of Domicile [Member]
Income Tax [Abstract]
Applicable tax rate	27.00%
Colombia [Member]
Income Tax [Abstract]
Applicable tax rate	35.00%